Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Reconciliation of Intangible Assets
		Other Intangibles
		Customer		Trade
	Goodwill	Relationships [2]	Technology	Names	Other	Total
Useful life range (years)	n/a	3 – 15	3 – 30	1 – 20 ³	1 – 20
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Acquisitions (Note 25)	167	74	2	8	6	90
Additions – internally developed	-	-	106	-	16	122
Foreign currency translation and other	45	22	20	14	(22)	34
Disposals	-	-	(3)	-	-	(3)
Amortization [1]	-	(165)	(39)	(9)	(70)	(283)
Carrying amount – December 31, 2020	12,198	1,515	437	75	361	2,388
Balance – December 31, 2020 comprised of:
Cost	12,205	1,971	544	111	597	3,223
Accumulated amortization and impairment	(7)	(456)	(107)	(36)	(236)	(835)
Carrying amount – December 31, 2020	12,198	1,515	437	75	361	2,388
Carrying amount – December 31, 2018	11,431	1,554	117	90	449	2,210
Acquisitions (Note 25)	543	173	43	13	115	344
Additions – internally developed	-	-	197	-	2	199
Foreign currency translation and other	12	2	9	18	(25)	4
Impairment	-	-	-	(35)	(33)	(68)
Amortization [1]	-	(145)	(15)	(24)	(77)	(261)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Balance – December 31, 2019 comprised of:
Cost	11,993	1,906	429	92	597	3,024
Accumulated amortization and impairment	(7)	(322)	(78)	(30)	(166)	(596)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
1 Amortization of $254 was included in selling expenses during the year ended December 31, 2020 (2019 – $234).
2 The average remaining amortization period of customer relationships at December 31, 2020, was approximately 6 years.
3 Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Summary of Terminal Growth Rate and Curresponding Breakeven Discount Rate

For each CGU or group of CGUs, terminal growth rates and discount rates used were as follows:

	Terminal Growth Rate (%)		Discount Rate (%)
	2020	2019	2020	2019
Retail – North America	2.5	2.5	7.5	7.0
Retail – International [1]	2.0	2.0	7.8 - 16.0	7.5 - 15.0
Potash	2.5	2.5	8.0	8.0
Nitrogen	2.0	2.0	8.0	9.0
1 The discount rates reflect the country risk premium and size for our international groups of CGUs.

Summary of Key Assumptions, Change In Retail Segment Recoverable Amount

The following table indicates the percentage by which key assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

	Change Required for Carrying
	Amount to Equal Recoverable	Value Used in Impairment
Key Assumptions	Amount	Model
Terminal growth rate	0.8 percentage point decrease	2.5%
Forecasted EBITDA over forecast period	9.1 percent decrease	$6 billion
Discount rate	0.7 percentage point increase	7.5%